LOANS PAYABLE - RELATED PARTIES	12 Months Ended
Dec. 31, 2021
LOANS PAYABLE - RELATED PARTIES
LOANS PAYABLE - RELATED PARTIES

NOTE 18 — LOANS PAYABLE — RELATED PARTIES

Loans from related parties as of December 31, 2021 and 2020 consist of the following:

	As of December 31,
	2021	2020
Loan payable to related parties for the acquisition of Wealth Dynamics
Current portion	$425,551	$400,000
Non-current portion	—	—
Subtotal	425,551	400,000
Other loans payable to related parties, current	—	189,502
Total loans payable to related parties	$425,551	$589,502

The loan payable to related parties for the acquisition of Entrepreneurs Institute is non-interest bearing, with $400,000 payable on each of the first and second anniversaries of the acquisition date. Other loans payable to related parties represent unsecured loans from shareholders, which bear no interest and are payable on demand.

The Company pays fees to Entrepreneurs Institute Australia Pty Ltd (“EIA”), an Australian company controlled and ultimately owned by Roger Hamilton and Sandra Morrell, directors of the Group. The total in 2021 was $319,464 (2020:$509,415). The sole purpose of the entity is to engage local team and physical resources to provide day to day support to the Group with its own business requirements as well as catering to external clients. EIA on-charges its costs and does not record a material profit or loss, therefore the related party shareholders do not receive any financial benefit from this arrangement. Unpaid fees are recorded as a related party loan payable.

The Company pays fees to GeniusU Web Services India Pvt Ltd (“GU India”), an Indian company controlled and ultimately owned by Suraj Naik, an employee of the Group, and a family member of Suraj Naik. The total in 2021 was $162,930 (2020:$215,871). The sole purpose of the entity is to engage local team and physical resources to provide day to day support to the Group with its own business requirements as well as catering to external clients. GU India on-charges its costs and does not record a material profit or loss, therefore the related party shareholders do not receive any financial benefit from this arrangement. Unpaid fees are recorded as a related party loan payable.